FINANCIAL INSTRUMENTS (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Not Carried at Fair Value
Receivables	$ 12,654,129	$ 10,732,276	$ 9,386,549
Affiliated debt	772,689	864,032	819,270
Long-term debt	7,694,301	6,321,551	4,587,773
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	12,654,129	10,732,276	9,386,549
Affiliated debt		864,032	819,270
Long-term debt	7,694,301	6,321,551	4,587,773
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables	12,714,172	11,074,646	9,710,124
Affiliated debt		864,032	823,028
Long-term debt	$ 7,796,649	$ 6,451,544	$ 4,648,139